Intangible Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) [Line Items]
Impairment of intangible assets	¥ 1,452,226
Amortization expense	5,047,982	¥ 6,656,298	¥ 7,805,096
Customer Relationships [Member]
Intangible Assets, Net (Details) [Line Items]
Impairment of intangible assets	¥ 10,740,000